AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2000
                                                       REGISTRATION NOS. 33-6931
                                                                        811-4727

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                           SECURITIES ACT OF 1933                            |X|
                           PRE-EFFECTIVE AMENDMENT NO.
                       POST-EFFECTIVE AMENDMENT NO. 38                       |X|
                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        |X|
                              AMENDMENT NO. 39                               |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------

                      PHOENIX STRATEGIC EQUITY SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   ----------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS      01301
                 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

                C/O PHOENIX EQUITY PLANNING--SHAREHOLDER SERVICES
                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                               PAMELA S. SINOFSKY
                            ASSISTANT VICE PRESIDENT
                              AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                        HARTFORD, CONNECTICUT 06115-0479
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
|X| on May 19, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on       pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on       pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Parts A, B and C of Registrant's Post-Effective Amendment No. 32 under the Securities Act of 1933 ("1933 Act") and No. 33 under the Investment Company Act of 1940, filed on October 4, 1999, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 20th day of April, 2000.

                                      PHOENIX STRATEGIC EQUITY SERIES FUND

ATTEST: /s/ Pamela S. Sinofsky            BY:    /s/ Philip R. McLoughlin
        -----------------------------            -------------------------------
            Pamela S. Sinofsky                       Philip R. McLoughlin
            Assistant Secretary                      President

   Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 20th day of April, 2000.

                     SIGNATURE                             TITLE
                     ---------                             -----
                                                           Trustee

       ---------------------------------------
                   Robert Chesek*

                                                           Trustee
       ---------------------------------------
                 E. Virgil Conway*

                /s/ Nancy G. Curtiss                       Treasurer (principal
       ---------------------------------------             financial and
                  Nancy G. Curtiss                         accounting officer)

                                                           Trustee
       ---------------------------------------
                Harry Dalzell-Payne*

                                                           Trustee
       ---------------------------------------
                Francis E. Jeffries*

                                                           Trustee
       ---------------------------------------
                 Leroy Keith, Jr.*


              /s/ Philip R. McLoughlin                     Trustee and President
       ---------------------------------------             (principal executive
                Philip R. McLoughlin                       officer)

                                                           Trustee
       ---------------------------------------
                 Everett L. Morris*

                                                           Trustee
       ---------------------------------------
                  James M. Oates*

                                                           Trustee
       ---------------------------------------
                Calvin J. Pedersen*

                                                           Trustee
       ---------------------------------------
                 Herbert Roth, Jr.*

                                                           Trustee
       ---------------------------------------
                Richard E. Segerson*

                                                           Trustee
       ---------------------------------------
              Lowell P. Weicker, Jr.*


*By /s/ Philip R. McLoughlin
    -------------------------------
* Philip R. McLoughlin pursuant to powers of attorney previously filed.


                                      S-1